Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended
	Apr. 30, 2012	Mar. 31, 2011	Mar. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Amount of general unsecured claims from termination agreements		$ 51
Net receivable from canceled derivative contracts			7
Distribution received under termination agreement	$ 25